Related Party Balances and Transaction (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transaction [Abstract]
Schedule of Related Party Balances and Transaction
Name	Relationship	December 31, 2023	December 31, 2024
		RMB	RMB
Due from related parties
Peixuan Wang (a)	Chairwomen of the Company	1,010,584	1,044,676
Beijing Dongxu Tongda Information Technology Co., Ltd.	Controlled by Jiniao Li	882,075	—
Shiyu Liu	Supervisor of Beijing Sentu and Ang’you	—	329,098
Junjun Hao	Executive direct and manager of Sentu Lejiao	—	438,797
Others		279,905	110,903
Total amount due from related parties		2,172,565	1,923,474
Due to related parties
Rongde Holdings Co., Ltd. (“Rongde”) (c)	Shareholder of the Company	21,867,376	—
Xinyu Tongkezhiyong Enterprise Management Center (Xinyu Tongkezhiyong) (b)	Controlled by Qizhang Li	24,700,000	—
Beijing Sentu Cloud Creative Education Technology Co., Ltd.	Controlled by Huidong Niu	700,000	1,400,000
Junjun Hao	Executive direct and manager of Sentu Lejiao	10,952	318,099
Others		227,296	199,379
Total amount due to related parties		47,505,624	1,917,478

(a)	As of December 31, 2023 and 2024, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.

(b)	As of December 31, 2023, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had balance due to Xinyu Tongkezhiyong Enterprise Management Center in the amount of RMB 24,700,000, representing the outstanding payables to Xinyu Tongkezhiyong for the purchase of 51% equity interest of Xingzhiqiao on September 30, 2017 and 49% equity interest of Xingzhiqiao on August 31, 2018. During the year ended December 31, 2024, the related party waived the liabilities owed by the Company. The Company recorded the waive of liabilities as a credit to the additional paid-in capital.

(c)	As of December 31, 2023, the balance due to Rongde represented borrowings from the related party. The borrowings are interest free. The proceeds from borrowings are for the working capital needs in operations. During the year ended December 31, 2024, the related party waived the liabilities owed by the Company. The Company recorded the waive of liabilities as a credit to the additional paid-in capital.